Financial risks (Tables)	12 Months Ended
Mar. 31, 2021
Statement [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses
The changes in the allowance for doubtful accounts consist of the following:

	Yen in millions
	For the years ended March 31,
	2020	2021
Allowance for doubtful accounts at beginning of year	90,497	90,266
Provision for doubtful accounts, net of reversal	837	7,780
Write-offs	(2,721)	(3,112)
Other	1,653	2,444

Allowance for doubtful accounts at end of year	90,266	97,378

Disclosure of Finance Lease Receivables Segregated into of Aging Categories Based on the Numbers of the Days Outstanding
The table below shows the finance lease receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Current	1,625,893	1,641,292	1,945,198
Past due less than 90 days	6,368	44,374	50,992
Past due 90 days or more	4,275	5,752	35,089

Total	1,636,536	1,691,418	2,031,280

Disclosure of Retail Receivables Segregated into Aging Categories Based on the Numbers of the Days Outstanding
The table below shows the retail receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	Transition date April 1, 2019
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	11,860,985	698,245	—	12,559,230
Past due less than 90 days	70,959	103,789	1,514	176,262
Past due 90 days or more	—	366	37,487	37,853

Total	11,931,944	802,400	39,001	12,773,344

	Yen in millions
	March 31, 2020
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	11,431,156	680,608	—	12,111,764
Past due less than 90 days	265,152	346,748	30,265	642,165
Past due 90 days or more	—	894	47,249	48,143

Total	11,696,308	1,028,250	77,514	12,802,072

	Yen in millions
	March 31, 2021
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	13,638,143	824,508	—	14,462,651
Past due less than 90 days	213,860	273,282	17,527	504,670
Past due 90 days or more	—	1,381	79,731	81,112

Total	13,852,004	1,099,171	97,258	15,048,433

Disclosure of Breakdown of Wholesale Receivables and Dealer Loan Receivables

	Yen in millions
	Transition date April 1, 2019
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Wholesale and other dealer loan
Performing	3,099,802	—	—	3,099,802
Credit Watch	154,093	93,105	—	247,198
At Risk	—	112,632	1,671	114,303
Default	—	—	28,454	28,454
Loan commitments	7,926,313	308,052	—	8,234,366
Financial guarantee contracts	3,047,162	31,792	—	3,078,955

Total	14,227,370	545,583	30,125	14,803,078

	Yen in millions
	March 31, 2020
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan
Performing	3,102,214	—	—	3,102,214
Credit Watch	138,498	100,008	—	238,507
At Risk	—	102,074	2,888	104,962
Default	—	—	33,931	33,931
Loan commitments	8,905,778	274,214	515	9,180,507
Financial guarantee contracts	3,167,831	37,617	—	3,205,448

Total	15,314,321	513,913	37,334	15,865,569

	Yen in millions
	March 31, 2021
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan
Performing	2,956,452	—	—	2,956,452
Credit Watch	82,046	78,509	—	160,554
At Risk	—	48,354	2,388	50,742
Default	—	—	17,736	17,736
Loan commitments	9,917,155	96,266	412	10,013,832
Financial guarantee contracts	3,574,943	31,465	—	3,606,408

Total	16,530,596	254,594	20,535	16,805,725

Disclosure of Non-Derivative Financial Liabilities and Derivative Financial Liabilities by a Remaining Contract Maturity Period
The amounts of
non-derivative
financial liabilities and derivative financial liabilities by a remaining contract maturity period are as follows:
As of April 1, 2019

	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years
Non-derivative financial liabilities
Short-term debt	1,490,332	(1,522,381)	(1,522,381)	—	—	—
Commercial paper	3,876,544	(3,964,956)	(3,964,956)	—	—	—
Current portion of long-term debt	4,247,655	(4,358,502)	(4,358,502)	—	—	—
Long-term debt	10,538,007	(10,807,158)	—	(6,247,464)	(3,427,698)	(1,131,995)
Lease liabilities	393,680	(420,095)	(89,976)	(90,442)	(72,359)	(167,316)
Class share	497,910	(522,786)	(11,186)	(511,600)	—	—

Total	21,044,128	(21,595,878)	(9,947,002)	(6,849,506)	(3,500,057)	(1,299,311)

Derivative financial liabilities
Interest derivative	93,177	(64,902)	(7,077)	(53,859)	(28,028)	24,061
Currency derivative
In	—	1,047,147	67,344	469,407	432,293	78,102
Out	138,738	(1,246,694)	(102,360)	(554,602)	(496,390)	(93,342)

Total	231,915	(264,449)	(42,093)	(139,054)	(92,125)	8,822

Total	21,276,043	(21,860,327)	(9,989,095)	(6,988,560)	(3,592,182)	(1,290,488)

As of March 31, 2020

	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years
Non-derivative financial liabilities
Short-term debt	1,188,652	(1,212,128)	(1,212,128)	—	—	—
Commercial paper	4,106,796	(4,137,362)	(4,137,362)	—	—	—
Current portion of long-term debt	4,568,140	(4,779,439)	(4,779,439)	—	—	—
Long-term debt	10,669,599	(11,248,721)	—	(7,052,355)	(2,895,474)	(1,300,892)
Lease liabilities	309,045	(347,291)	(48,255)	(68,680)	(48,543)	(181,812)
Class share	498,740	(511,599)	(511,599)	—	—	—

Total	21,340,973	(22,236,539)	(10,688,782)	(7,121,035)	(2,944,017)	(1,482,705)

Derivative financial liabilities
Interest derivative	278,434	(312,443)	(49,332)	(193,700)	(60,827)	(8,584)
Currency derivative
In	—	1,319,924	340,651	698,151	159,022	122,100
Out	158,936	(1,498,684)	(389,481)	(802,373)	(175,429)	(131,401)

Total	437,369	(491,203)	(98,162)	(297,922)	(77,234)	(17,885)

Total	21,778,342	(22,727,742)	(10,786,944)	(7,418,957)	(3,021,251)	(1,500,590)

As of March 31, 2021

	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years
Non-derivative financial liabilities
Short-term debt	1,109,904	(1,119,748)	(1,119,748)	—	—	—
Commercial paper	3,229,986	(3,233,528)	(3,233,528)	—	—	—
Current portion of long-term debt	7,584,337	(7,781,816)	(7,781,816)	—	—	—
Long-term debt	13,133,804	(13,615,831)	—	(8,135,588)	(3,871,044)	(1,609,200)
Lease liabilities	360,891	(403,757)	(52,983)	(78,623)	(52,294)	(219,857)
Class share	240,712	(243,650)	(243,650)	—	—	—

Total	25,659,635	(26,398,330)	(12,431,725)	(8,214,211)	(3,923,338)	(1,829,057)

Derivative financial liabilities
Interest derivative	288,853	(291,818)	(75,477)	(147,811)	(45,699)	(22,832)
Currency derivative
In	—	453,701	228,651	151,430	49,701	23,919
Out	137,127	(593,702)	(353,986)	(163,366)	(51,643)	(24,707)

Total	425,980	(431,820)	(200,812)	(159,747)	(47,640)	(23,620)

Total	26,085,615	(26,830,150)	(12,632,537)	(8,373,958)	(3,970,978)	(1,852,677)

Disclosure of Value-At-Risk Analysis Measurement Foreign Currency Positions
Toyota uses
Value-at-risk
analysis measurement (“VaR”) to assess the risk of exchange rate fluctuation. Potential impact of pre-tax
cash flows on
VaR-integrated
foreign currency positions (including derivatives) for the years ended March 31, 2020 and 2021 is as follows:

	Yen in millions
	VaR
	Year-end	Average	Maximum	Minimum
For the year ended March 31, 2020	202,400	216,200	227,700	202,400
For the year ended March 31, 2021	196,900	187,725	196,900	178,400

Disclosure of Sensitivity Analysis of Fair Value Measurement To Changes in Unobservable Inputs, Assets
Sensitivity analysis of Toyota’s interest rate risk associated with holding financial instruments if the interest rate increases by 1% is as follows. In this analysis, all other variables are assumed to be constant.

	Yen in millions
	For the years ended March 31,
	2020	2021
Impact on income before income taxes	(74,358)	(40,536)
Impact on other comprehensive income, before tax effect	(233,820)	(238,986)

Finance Leases [Member]
Statement [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses
The net changes in the allowance for credit losses relating to the finance lease receivables are as follows:

	Yen in millions
	For the years ended March 31,
	2020	2021
Allowance for credit loss at beginning of year	26,483	30,899
Provision for credit loss, net of reversal	9,716	8,663
Charge-offs	(3,267)	(3,310)
Other	(2,033)	(2,798)

Allowance for credit loss at end of year	30,899	33,455

Trade receivables [Member]
Statement [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses	The net changes in the allowance for credit losses relating to the retail receivables are as follows:

	Yen in millions
	For the year ended March 31, 2020
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	43,918	52,553	24,770	121,242
Provision for credit loss, net of reversal	26,211	35,488	57,861	119,561
Charge-offs	—	—	(80,559)	(80,559)
Other	(10,052)	(21,229)	30,807	(473)

Allowance for credit loss at end of year	60,078	66,813	32,879	159,770

	Yen in millions
	For the year ended March 31, 2021
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	60,078	66,813	32,879	159,770
Provision for credit loss, net of reversal	28,378	34,992	46,232	109,602
Charge-offs	—	—	(50,485)	(50,485)
Other	(9,053)	(23,380)	11,750	(20,683)

Allowance for credit loss at end of year	79,402	78,426	40,376	198,204

Wholesale receivables and other dealer loans [Member]
Statement [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses
The table below shows the net movement of the allowance for credit losses on wholesale receivables and other dealer loans.

	Yen in millions
	For the year ended March 31, 2020
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	16,927	10,423	3,542	30,893
Provision for credit loss, net of reversal	15,815	7,220	654	23,689
Charge-offs	—	—	(105)	(105)
Other	(5,187)	(4,009)	(102)	(9,299)

Allowance for credit loss at end of year	27,556	13,634	3,989	45,179

	Yen in millions
	For the year ended March 31, 2021
	Expected credit loss for 12 months	Expected credit loss for the entire period		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	27,556	13,634	3,989	45,179
Provision for credit loss, net of reversal	2,293	1,975	1,593	5,861
Charge-offs	—	—	(209)	(209)
Other	(12,382)	(8,368)	(437)	(21,188)

Allowance for credit loss at end of year	17,467	7,241	4,935	29,642